Securities - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale
Due in one year or less, Amortized Cost	$ 3,448
Due after one through five years, Amortized Cost	17,311
Due after five through ten years, Amortized Cost	25,927
Due after ten years, Amortized Cost	40,373
Total debt securities available-for-sale, Amortized Cost	87,059
Due in one year or less, Fair Value	3,448
Due after one through five years, Fair Value	17,084
Due after five through ten years, Fair Value	25,485
Due after ten years, Fair Value	39,511
Total debt securities available-for-sale, Fair Value	85,528
Held-to-maturity
Due after one through five years, Amortized Cost	483
Due after five through ten years, Amortized Cost	3,000
Due after ten years, Amortized Cost	17,205
Amortized Cost, Held to maturity	20,688	$ 25,758
Due after one through five years, Fair Value	489
Due after five through ten years, Fair Value	2,852
Due after ten years, Fair Value	16,777
Total debt securities held-to-maturity, Fair Value	$ 20,118	$ 25,491